Intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Intangibles [Abstract]
Intangibles
5. Intangibles
The gross carrying amount and accumulated amortization of the Company’s intangible assets consisted of the following as of June 30, 2021 and December 31, 2020:

Intangible assets:	June 30, 2021	December 31, 2020
In-place lease intangibles	$10,180,070	$11,635,323
Lease origination costs	3,997,823	3,946,636
Lease inducements	1,708,038	1,708,038
Above-market lease intangibles	5,753	5,753

Total intangible assets	15,891,684	17,295,750
Accumulated amortization:
In-place lease intangibles	(6,362,579)	(5,586,764)
Lease origination costs	(690,462)	(521,929)
Lease inducements	(406,900)	(280,128)
Above-market lease intangibles	(5,753)	(5,753)

Total accumulated amortization	(7,465,694)	(6,394,574)

Intangible assets, net	$8,425,990	$10,901,176

Intangible liabilities:
Below-market lease intangibles	$(100,466)	$(94,501)
Accumulated amortization	43,025	24,637

Intangible liabilities, net	$(57,441)	$(69,864)

The weighted average amortization periods of the acquired
in-place
lease intangibles, above-market lease intangibles and below-market lease intangibles is 30 months.
The following table details the Company’s future amortization of intangible assets:

Amortization
For the remainder of 2021	$1,190,543
2022	2,135,090
2023	1,691,718
2024	1,244,582
2025	1,023,872
Thereafter	1,140,185

Total	$8,425,990

5. Intangibles
The Company recorded
in-place
lease and above and below market lease intangibles as a result of its property acquisitions during the years ended December 31, 2020 and 2019. The gross carrying amount and accumulated amortization of the Company’s intangible assets consisted of the following as of December 31, 2020 and 2019:

Intangible assets:	December 31, 2020	December 31, 2019
In-place lease intangibles	$11,635,323	$6,467,661
Lease origination costs	3,946,636	1,867,804
Lease inducements	1,708,038	1,291,027
Above-market lease intangibles	5,753	58,585

Total intangible assets	17,295,750	9,685,077
Accumulated amortization:
In-place lease intangibles	(5,586,764)	(2,015,770)
Lease origination costs	(521,929)	(131,353)
Lease inducements	(280,128)	(59,820)
Above-market lease intangibles	(5,753)	(24,647)

Total accumulated amortization	(6,394,574)	(2,231,590)

Intangible assets, net	$10,901,176	$7,453,487

Intangible liabilities:
Below-market lease intangibles	$(94,501)	$(71,598)
Accumulated amortization	24,637	14,439

Intangible liabilities, net	$(69,864)	$(57,159)

The weighted average amortization periods of the acquired
in-place
lease intangibles, above-market lease intangibles and below-market lease intangibles is 34 months.
The following table details the Company’s future amortization of intangible assets:

For the year ended:	Amortization
2021	$3,716,018
2022	2,116,706
2023	1,673,913
2024	1,228,606
2025	1,011,148
Thereafter	1,154,785

Total	$10,901,176